Trade and Other Receivables - Summary of Movements on Provision for Bad and Doubtful Debts (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [abstract]
At beginning of year	£ (63)	£ (74)
Exchange differences	(3)
Income statement movements	(18)	(15)
Utilised	12	26
Disposal of subsidiary	3
At end of year	£ (69)	£ (63)